Supplement to the
Semiconductors Portfolio (formerly Electronics Portfolio)
April 29, 2017
As Revised July 28, 2017
Summary Prospectus

Effective December 18, 2017, the redemption fee for Semiconductors Portfolio has been removed.

ELE-SUM-17-01 1.9886535.100	November 17, 2017